Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
July 31, 2023
TQG-NPRT3-0923
1.804874.119
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.5%
Entertainment - 1.5%
Netflix, Inc. (a)	98,000	43,019,060
Interactive Media & Services - 12.0%
Alphabet, Inc. Class A (a)	1,038,000	137,763,360
Meta Platforms, Inc. Class A (a)	655,000	208,683,000
		346,446,360
TOTAL COMMUNICATION SERVICES		389,465,420
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 1.9%
Tesla, Inc. (a)	203,000	54,288,290
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	1,023,000	136,754,640
Specialty Retail - 0.7%
TJX Companies, Inc.	245,000	21,199,850
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	65,427	35,572,006
lululemon athletica, Inc. (a)	11,000	4,163,830
		39,735,836
TOTAL CONSUMER DISCRETIONARY		251,978,616
CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	90,000	13,023,000
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
PrairieSky Royalty Ltd. (b)	4,200,000	83,480,833
FINANCIALS - 11.3%
Capital Markets - 4.8%
S&P Global, Inc.	353,294	139,378,016
Financial Services - 5.6%
Fiserv, Inc. (a)	1,055,971	133,274,100
Visa, Inc. Class A	120,000	28,527,600
		161,801,700
Insurance - 0.9%
Chubb Ltd.	64,800	13,245,768
The Travelers Companies, Inc.	76,400	13,187,404
		26,433,172
TOTAL FINANCIALS		327,612,888
HEALTH CARE - 6.8%
Biotechnology - 0.4%
Legend Biotech Corp. ADR (a)	162,000	12,234,240
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	299,000	15,503,150
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	70,000	35,445,900
Pharmaceuticals - 4.7%
Eli Lilly & Co.	296,000	134,546,800
TOTAL HEALTH CARE		197,730,090
INDUSTRIALS - 12.9%
Electrical Equipment - 3.8%
Eaton Corp. PLC	537,000	110,256,840
Ground Transportation - 2.6%
J.B. Hunt Transport Services, Inc.	335,000	68,319,900
Knight-Swift Transportation Holdings, Inc. Class A	98,000	5,953,500
		74,273,400
Machinery - 3.5%
Chart Industries, Inc. (a)(b)	160,000	29,145,600
Parker Hannifin Corp.	176,000	72,161,760
		101,307,360
Professional Services - 1.6%
KBR, Inc.	752,000	46,240,480
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	88,000	40,891,840
TOTAL INDUSTRIALS		372,969,920
INFORMATION TECHNOLOGY - 43.1%
IT Services - 1.3%
Shopify, Inc. Class A (a)	576,000	38,926,080
Semiconductors & Semiconductor Equipment - 21.3%
Advanced Micro Devices, Inc. (a)	772,000	88,316,800
Broadcom, Inc.	56,000	50,324,400
First Solar, Inc. (a)	131,000	27,169,400
Lattice Semiconductor Corp. (a)	739,392	67,240,308
Micron Technology, Inc.	639,000	45,618,210
Monolithic Power Systems, Inc.	58,000	32,450,420
NVIDIA Corp.	513,000	239,719,770
Teradyne, Inc.	570,000	64,375,800
		615,215,108
Software - 15.7%
Adobe, Inc. (a)	91,000	49,701,470
Microsoft Corp.	714,000	239,846,880
Oracle Corp.	697,000	81,709,310
Salesforce, Inc. (a)	373,000	83,928,730
		455,186,390
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	704,000	138,300,800
TOTAL INFORMATION TECHNOLOGY		1,247,628,378
TOTAL COMMON STOCKS (Cost $1,943,000,202)		2,883,889,145

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	6,448,571	6,449,861
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	34,856,628	34,860,113
TOTAL MONEY MARKET FUNDS (Cost $41,309,974)		41,309,974

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,984,310,176)	2,925,199,119
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(32,892,938)
NET ASSETS - 100.0%	2,892,306,181

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	6,946,087	865,163,461	865,659,687	1,975,188	-	-	6,449,861	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,265,950	52,365,854	19,771,691	6,527	-	-	34,860,113	0.1%
Total	9,212,037	917,529,315	885,431,378	1,981,715	-	-	41,309,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.